T. ROWE PRICE All-Cap Opportunities Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.4%
COMMUNICATION SERVICES  14.2%
Entertainment  3.9%
Netflix (1) 408,401 489,640
ROBLOX, Class A (1) 746,200 103,364
Spotify Technology (1) 122,900 85,784
678,788
Interactive Media & Services  9.3%
Alphabet, Class C  2,618,729 637,791
Meta Platforms, Class A  926,347 680,291
Pinterest, Class A (1) 2,387,000 76,790
Tencent Holdings (HKD)  935,900 79,748
Tencent Holdings, ADR  1,469,300 125,111
1,599,731
Wireless Telecommunication Services  1.0%
T-Mobile U.S.  716,478 171,510
171,510
Total Communication Services 2,450,029
CONSUMER DISCRETIONARY  13.6%
Automobiles  2.1%
Ferrari  353,300 171,428
Tesla (1) 428,473 190,551
361,979
Broadline Retail  4.4%
Amazon.com (1) 1,663,069 365,160
MercadoLibre (1) 28,335 66,217
Sea, ADR (1) 1,824,114 326,024
757,401
Hotels, Restaurants & Leisure  4.2%
Booking Holdings  29,400 158,738
Cava Group (1) 1,618,800 97,792
Hilton Worldwide Holdings  203,055 52,680
Marriott International, Class A  449,216 116,994
McDonald's  388,607 118,094
Planet Fitness, Class A (1) 1,667,349 173,071
717,369

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Leisure Products  0.0%
Rad Power Bikes, Class A, Acquisition Date: 9/16/21,
Cost $17,747 (1)(2)(3) 1,851,771 296
296
Specialty Retail  2.9%
Carvana (1) 448,526 169,202
Floor & Decor Holdings, Class A (1) 648,300 47,780
Home Depot  707,287 286,585
503,567
Total Consumer Discretionary 2,340,612
CONSUMER STAPLES  0.6%
Household Products  0.6%
Colgate-Palmolive  1,214,984 97,126
Total Consumer Staples 97,126
ENERGY  0.8%
Oil, Gas & Consumable Fuels  0.8%
Permian Resources  4,380,411 56,069
Uranium Energy (1) 5,609,841 74,836
Total Energy 130,905
FINANCIALS  17.2%
Banks  5.9%
Bank of America  7,173,400 370,076
Citigroup  1,998,944 202,893
JPMorgan Chase  937,256 295,638
Western Alliance Bancorp  1,791,492 155,358
1,023,965
Capital Markets  4.6%
Charles Schwab  1,307,442 124,822
CME Group  800,300 216,233
Evercore, Class A  356,836 120,368
Moody's  217,400 103,587
Morgan Stanley  1,298,800 206,457
Robinhood Markets, Class A (1) 192,900 27,619
799,086
Consumer Finance  0.0%
Capital One Financial  7,565 1,608
1,608
Financial Services  4.0%
Mastercard, Class A  480,100 273,085

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
Visa, Class A  1,234,767 421,525
694,610
Insurance  2.7%
Axis Capital Holdings  594,500 56,953
Chubb  694,326 195,973
Marsh & McLennan  1,057,633 213,145
466,071
Total Financials 2,985,340
HEALTH CARE  8.4%
Biotechnology  4.4%
AbbVie  576,700 133,529
Argenx, ADR (1) 75,069 55,368
Avidity Biosciences (1) 1,001,536 43,637
Caris Life Sciences, Acquisition Date: 5/11/21, Cost $5,689 (1)
(3) 301,020 9,106
Gilead Sciences  1,440,414 159,886
Insmed (1) 1,083,900 156,092
Merus (1) 200,684 18,894
Natera (1) 498,527 80,248
Soleno Therapeutics (1) 1,452,735 98,205
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
8/21/25, Cost $— (1)(2)(3) 70,210 512
755,477
Health Care Equipment & Supplies  1.5%
IDEXX Laboratories (1) 177,068 113,127
Intuitive Surgical (1) 97,583 43,642
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,144 (1)
(2)(3) 2,428,492 753
Stryker  283,444 104,781
262,303
Health Care Providers & Services  2.0%
Cencora  545,529 170,494
Cigna Group  619,500 178,571
349,065
Life Sciences Tools & Services  0.5%
Repligen (1) 636,955 85,142
85,142
Total Health Care 1,451,987

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES  6.1%
Aerospace & Defense  1.2%
Firefly Aerospace (1) 190,876 5,597
General Electric  672,898 202,421
208,018
Commercial Services & Supplies  0.6%
Waste Connections  582,502 102,404
102,404
Electrical Equipment  0.9%
Vertiv Holdings, Class A  1,027,400 154,994
154,994
Machinery  1.8%
Caterpillar  270,000 128,831
Deere  286,800 131,142
Middleby (1) 300,988 40,010
299,983
Professional Services  1.6%
Dayforce (1) 2,058,429 141,805
TransUnion  887,030 74,315
Upwork (1) 2,776,274 51,556
267,676
Total Industrials & Business Services 1,033,075
INFORMATION TECHNOLOGY  34.2%
Electronic Equipment, Instruments & Components  1.0%
Amphenol, Class A  1,379,897 170,762
170,762
Semiconductors & Semiconductor Equipment  12.8%
Analog Devices  461,500 113,391
Broadcom  1,452,965 479,348
Intel (1) 1,374,700 46,121
NVIDIA  7,510,322 1,401,276
Taiwan Semiconductor Manufacturing, ADR  623,400 174,109
2,214,245
Software  13.9%
AppLovin, Class A (1) 247,590 177,903
Canva, Acquisition Date: 8/16/21 - 11/4/21, Cost $6,944 (1)(2)
(3) 4,074 6,707
CyberArk Software (1) 209,000 100,978
Fortinet (1) 1,866,648 156,948

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
InterDigital  66,979 23,123
Microsoft  2,634,391 1,364,483
Monday.com (1) 284,200 55,047
OpenAI, Rights, Acquisition Date: 8/15/25, Cost $5,414 (1)(2)
(3)(4) 5,413,487 8,546
Palantir Technologies, Class A (1) 429,400 78,331
Palo Alto Networks (1) 652,800 132,923
ServiceNow (1) 215,570 198,385
Zscaler (1) 294,100 88,130
2,391,504
Technology Hardware, Storage & Peripherals  6.5%
Apple  4,403,744 1,121,325
1,121,325
Total Information Technology 5,897,836
MATERIALS  1.4%
Metals & Mining  1.4%
ERO Copper (CAD) (1) 4,012,290 81,272
MP Materials (1) 882,938 59,219
Southern Copper  864,405 104,904
Total Materials 245,395
REAL ESTATE  1.0%
Real Estate Management & Development  0.5%
CBRE Group, Class A (1) 552,070 86,984
86,984
Specialized Real Estate Investment Trusts  0.5%
Crown Castle, REIT  933,387 90,063
90,063
Total Real Estate 177,047
UTILITIES  0.9%
Multi-Utilities  0.5%
CMS Energy  1,169,487 85,677
85,677
Water Utilities  0.4%
American Water Works  477,200 66,421
66,421
Total Utilities 152,098
Total Common Stocks (Cost $11,387,649) 16,961,450

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS  0.8%
COMMUNICATION SERVICES  0.3%
Interactive Media & Services  0.3%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $7,334 (1)
(2)(3) 148,803 57,405
Total Communication Services 57,405
HEALTH CARE  0.1%
Biotechnology  0.1%
Treeline Biosciences, Series A, Acquisition Date: 9/26/22,
Cost $1,286 (1)(2)(3) 164,309 1,197
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $5,145 (1)(2)(3) 597,483 4,354
Treeline Biosciences, Series A-2, Acquisition Date: 8/21/25,
Cost $4,030 (1)(2)(3) 468,067 3,411
Total Health Care 8,962
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $10,360 (1)(2)(3) 261,025 58
ABL Space Systems, Series A-9, Acquisition Date: 10/22/21,
Cost $4,648 (1)(2)(3) 76,450 17
Total Industrials & Business Services 75
INFORMATION TECHNOLOGY  0.4%
Software  0.4%
Canva, Series A, Acquisition Date: 11/4/21, Cost $412 (1)(2)(3) 242 398
Canva, Series A-3, Acquisition Date: 11/4/21, Cost $17 (1)(2)(3) 10 16
Databricks, Series J, Acquisition Date: 12/17/24,
Cost $15,628 (1)(2)(3) 168,950 25,343
Perplexity, Series E-1, Acquisition Date: 6/4/25,
Cost $20,161 (1)(2)(3) 40,949 20,161
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $14,266 (1)
(2)(3) 166,137 17,602
Total Information Technology 63,520
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $8,661 (1)(2)(3) 182,704 8,600
Total Materials 8,600
Total Convertible Preferred Stocks (Cost $91,948) 138,562

T. ROWE PRICE All-Cap Opportunities Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Government Reserve Fund, 4.16% (5)(6) 162,873,467 162,873
Total Short-Term Investments (Cost $162,873) 162,873
Total Investments in Securities  100.1%
(Cost $11,642,470) $ 17,262,885
Other Assets Less Liabilities (0.1)% (9,979)
Net Assets 100.0% $ 17,252,906
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $164,482 and represents 1.0% of net assets.
(4) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE All-Cap Opportunities Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Upwork  $ 14,405 $ (20,342) $ —
T. Rowe Price Government Reserve Fund,
4.16% — — 8,966
Totals $ 14,405# $ (20,342) $ 8,966+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
Upwork  $ 140,524 $ — $ 68,626 $ *
T. Rowe Price Government
Reserve Fund, 4.16% 162,358  ¤  ¤ 162,873
Total $ 162,873^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $8,966 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $162,873.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE All-Cap Opportunities Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price All-Cap Opportunities Fund , Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The All-Cap
Opportunities Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE All-Cap Opportunities Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE All-Cap Opportunities Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):

T. ROWE PRICE All-Cap Opportunities Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F60-054Q3 09/25
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 16,774,510 $ 170,126 $ 16,814 $ 16,961,450
Convertible Preferred Stocks — — 138,562 138,562
Short-Term Investments 162,873 — — 162,873
Total $ 16,937,383 $ 170,126 $ 155,376 $ 17,262,885